Amplify Transformational Data Sharing ETF
Schedule of Investments
July 31, 2020 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 98.7%
Banks - 6.9%
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	121,862	$374,116
Banco Santander SA - ADR (a) (b)	315,283	665,247
Bank of China Ltd. - Class H	2,052,535	688,566
China Merchants Bank Co. Ltd. - Class A	161,882	807,149
ING Groep NV - ADR (a)	105,461	727,681
JPMorgan Chase & Co.	9,346	903,197
Signature Bank	5,955	610,566
Silvergate Capital Corp. - Class A (b)	171,242	2,340,878
		7,117,400
Commercial & Professional Services - 0.7%
Recruit Holdings Co. Ltd.	23,130	714,079
Diversified Financials - 19.5%
American Express Co.	4,780	446,070
CME Group, Inc.	8,280	1,375,971
Galaxy Digital Holdings Ltd. (b)	2,344,812	5,076,677
IG Group Holdings PLC	145,748	1,404,175
Intercontinental Exchange, Inc.	34,162	3,306,198
Nasdaq, Inc.	8,427	1,106,549
Plus500 Ltd.	102,015	1,597,782
SBI Holdings, Inc.	136,080	2,837,169
The Goldman Sachs Group, Inc.	4,997	989,206
Vontobel Holding AG	16,039	1,161,865
WisdomTree Investments, Inc.	255,183	918,659
		20,220,321
Media & Entertainment - 19.3%
Alphabet, Inc. - Class A (b)	1,415	2,105,449
Baidu, Inc. - Class A - ADR (b)	8,103	967,498
Kakao Corp.	13,809	3,981,359
LINE Corp. - ADR (a) (b)	59,252	3,113,100
NAVER Corp.	10,789	2,725,776
NetEase, Inc. - ADR	4,148	1,901,526
Tencent Holdings Ltd.	15,642	1,077,743
Z Holdings Corp.	779,527	4,101,805
		19,974,256
Retailing - 10.5%
Alibaba Group Holding Ltd. - ADR (b)	6,868	1,724,006
Amazon.com, Inc. (b)	671	2,123,500
JD.com, Inc. - ADR (b)	42,189	2,691,236
Overstock.com, Inc. (a) (b)	25,614	1,936,162
Rakuten, Inc.	259,603	2,366,604
		10,841,508
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices, Inc. (b)	41,458	3,210,093
NVIDIA Corp.	7,361	3,125,407
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,340	2,314,633
		8,650,133
Software & Services - 29.6%
Accenture PLC - Class A	9,426	2,118,776
Akamai Technologies, Inc. (b)	10,732	1,206,706
Digital Garage, Inc.	96,983	3,229,560
DocuSign, Inc. (b)	12,634	2,739,430
GMO internet, Inc.	169,067	4,871,327
International Business Machines Corp.	18,588	2,285,209
Mastercard, Inc. - Class A	1,620	499,819
Microsoft Corp.	11,341	2,325,018
OneConnect Financial Technology Co. Ltd. - ADR (a) (b)	77,975	1,865,162
Opera Ltd. - ADR (b)	78,507	779,575
Oracle Corp.	22,413	1,242,801
SAP SE - ADR (a)	9,722	1,547,937
Square, Inc. - Class A (b)	39,960	5,188,806
Visa, Inc. - Class A	3,711	706,574
		30,606,700
Technology Hardware & Equipment - 2.6%
Canaan, Inc. - ADR (a) (b)	412,129	1,030,323
Samsung Electronics Co. Ltd.	33,844	1,644,760
		2,675,083
Telecommunication Services - 1.3%
SoftBank Group Corp.	21,420	1,334,513
Total Common Stocks (Cost $75,611,793)		102,133,993

MONEY MARKET FUNDS - 0.8%
STIT-Government & Agency Portfolio - Institutional Class - 0.07% (c)	791,618	791,618
Total Money Market Funds (Cost $791,618)		791,618

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.1%
First American Government Obligations Fund - Class X - 0.07% (c)	8,367,102	8,367,102
Total Investments Purchased with Proceeds from Securities Lending (Cost $8,367,102)		8,367,102
Total Investments - 107.6%
(Cost $84,770,513)		$111,292,713

Percentages are based on Net Assets of $103,441,207.
ADR -	American Depositary Receipt
(a)	All or a portion of this security is out on loan as of July 31, 2020. Total value of securities out on loan is $7,881,842 or 7.6% of net assets.
(b)	Non-income producing security.
(c)	Seven-day yield as of July 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2020:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Britain	$1,404,175
China	12,753,207
Germany	1,547,937
Ireland	2,118,776
Israel	1,597,782
Japan	22,568,158
Netherlands	727,681
Norway	779,575
South Korea	8,351,895
Spain	1,039,363
Switzerland	1,161,865
Taiwan	2,314,633
United States	45,768,946
Money Market Funds	791,618
Investments Purchased with Proceeds from Securities Lending	8,367,102
Total Level 1	111,292,713
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$111,292,713

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2020, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2020, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.